Inventories	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Inventories
15.	Inventories

	December 31, 2016
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	1,787,810	(140,463)	1,647,347
Work in process	190,823	(14,203)	176,620
Finished goods	54,190	(175)	54,015

	2,032,823	(154,841)	1,877,982

	December 31, 2017
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000	US$000
Raw materials	1,769,917	(49,183)	1,720,734	58,054
Work in process	180,252	(4,163)	176,089	5,941
Finished goods	32,784	(368)	32,416	1,094

	1,982,953	(53,714)	1,929,239	65,089

The cost of inventories recognized as an expense for the year:

	2016	2017	2017
	NT$000	NT$000	US$000
Cost of revenue	14,670,711	14,766,555	498,197
Loss on abandonment	7,098	38,301	1,292
Allowance for (reversal of) inventory valuation and obsolescence loss	67,663	(101,127)	(3,412)

	14,745,472	14,703,729	496,077

Raw materials are utilized throughout the course of provision of semiconductor bumping, assembly and testing services. Items used for manufacturing and product sales are insignificant.

Reversal of allowance for inventory valuation loss was recognized due to the change in market value of replacement costs.

As of December 31, 2016 and 2017, no inventories were pledged.